Concessions and Authorizations (Tables)	12 Months Ended
Dec. 31, 2024
Concessions And Authorizations
Schedule of Concessions and Authorizations Held
	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER GENERATION

Hydroelectric plants
Theodomiro Carneiro Santiago (1)	Cemig GT	07/1997	05/2027
Nova Ponte (1)	Cemig GT	07/1997	08/2027
Sá Carvalho (1)	Sá Carvalho	01/2004	08/2026
Rosal (1)	Rosal Energia	01/1997	12/2035
Machado Mineiro (1) (5) (6)	Horizontes Energia	Resolution 331/2002	05/2027
PCH Pai Joaquim (1)	Cemig PCH	Authorizing Resolution 377/2005	04/2032
Irapé (1)	Cemig GT	14/2000	09/2037
Queimado (Consortium) (1)	Cemig GT	06/1997	06/2034
Poço Fundo (1)	Poço Fundo	01/2021	05/2052
Três Marias (2)	Cemig Geração Três Marias	08/2016	01/2053
Salto Grande (2)	Cemig Geração Salto Grande	09/2016	01/2053
Itutinga (2)	Cemig Geração Itutinga	10/2016	01/2053
Camargos (2)	Cemig Geração Camargos	11/2016	01/2053
Coronel Domiciano (2) Joasal (2) Marmelos (2) (6) Paciência (2) Piau (2)	Cemig Geração Sul	12/2016 and 13/2016	04/2047 01/2053
Dona Rita (2) Ervália (2) Neblina (2) Peti (2) Sinceridade (2) (6) Tronqueiras (2)	Cemig Geração Leste	14/2016 and 15/2016	07/2050 04/2047 01/2053 03/2047 12/2046
Cajurú, Gafanhoto and Martins (2)	Cemig Geração Oeste	16/2016	01/2053

Wind power plants
Central Geradora Eólica Praias de Parajuru (3)	Praias de Parajuru	Resolution 526/2002	09/2032
Central Geradora Eólica Volta do Rio (3)	Volta do Rio	Resolution 660/2001	01/2031

Photovoltaic power plants
UFV Mineirão	Cemig GT	-	-
UFV Três Marias GD	UFV Três Marias	-	-
UFV Advogado Eduardo Soares (7)	UFV Boa Esperança	-	-
UFV Jusante	Cemig GT	-	-
UFVs Cemig SIM (8)	Cemig SIM	-	-

POWER TRANSMISSION
National grid (4)	Cemig GT	006/1997	01/2043
Itajubá Substation (4)	Cemig GT	79/2000	10/2030
Furnas - Pimenta - Transmission line (4)	Centroeste	004/2005	03/2035
Subestação Sete Lagoas 4 (4)	Sete Lagoas	006/2011	06/2041
Governador Valadares 6 – Verona – Transmission line	Centroeste	001/2023	03/2053
ENERGY DISTRIBUTION	Cemig D	002/1997 003/1997 004/1997 005/1997	12/2045

GAS DISTRIBUTION	Gasmig	State Law 11,021/1993	01/2053
ANNUAL REPORT AND FORM 20-F | 2024	F-19

(1)

Refer to power generation concession agreements that are not in the scope of IFRIC 12, whose infrastructure assets are recorded as property, plant and equipment since the grantor does not control to whom the services should be provided and their price, and their energy is mainly sold in the Free Contracting Environment (Ambiente de Contratação Livre, or ‘ACL’).

(2)	Refers to energy generation concession contracts whose concession bonus revenue is classified as financial assets of the concession.
(3)

Refer to concessions, by means of authorization, of wind power generation in the independent production modality, trated in the scope of Program to Encourage Alternative Sources of Electricity (Programa de Incentivo às Fontes Alternativas de Energia Elétrica, or ‘Proinfa’). The assets linked to the exploration right are registered in fixed assets. The exploration authorization rights are classified in the consolidated balance sheet as intangible assets.

(4)

These refer to power transmission concession agreements which, in accordance with IFRS 15, are classified as contract assets as they are subject to the satisfaction of performance obligations in the provision of the electric energy transmission service.

(5)

On February 20, 2024, the Grantor (Agência Nacional de Energia Elétrica, or ‘Aneel’) transferred the authorization of the Machado Mineiro SHP (Small Hydroelectric Plant) from Horizontes Energia S.A. to Cemig GT, through Dispatch 504/2024.

(6)

On December 5, 2024 the Cemig GT held a public auction for sale, as a single lot, of the right to operate the energy generation services of four generation plants, comprising: one SHP, directly owned by Cemig GT; and three hydroelectric generation plants owned by its wholly-owned subsidiaries. More details in Note 31.

(7)

On January 24, 2024, Aneel, by its Dispatch 184/2024 authorized changing the name of the Boa Esperança solar generation plant (‘UFV Boa Esperança’) to the Advogado Eduardo Soares solar generation plant (‘UFV Advogado Eduardo Soares’).

(8)

Cemig Sim, controlled by the Company, operates in provision of generation of electricity from photovoltaic solar sources to the distributed generation market. It has 100% ownership of eight photovoltaic generation plants, all located in Minas Gerais.

Schedule of Average Effect on Consumers

On May 21, 2024 Aneel ratified the result of the Annual Tariff Adjustment of Cemig D, to be in effect from May 28, 2024 to May 27, 2025, with average increase in tariff of 7.32% – its components included average increases of: 8.63% for high-voltage consumers, and 6.72% for consumers connected at low voltage. For residential consumers connected at low voltage, the average increase was 6.70%.

Voltage level	Average effect on consumers
High and medium voltage - Group A	8.63%
Low voltage - Group B	6.72%
Average adjustment	7.32%

Schedule of Concession and Amount to be Paid

(1)

The term presented includes the extension of the concession grant for these plants under the terms of ReH 2,932, of September 14, 2021. During the period of the extension of the concession term, the generator will freely dispose of the energy from the undertaking, under the terms of Law 13,203/2015, with the other clauses unchanged for both contracts.

Schedule of gas distribution tariff readjustments

During the 2024 fiscal year, the State’s Economic Development Secretariat issued some Resolutions for adjustments on the gas tariff, as following:

Resolution	Start of term	Average reduction according to consumption and tariff categories.
N. 9, of January 25, 2024	February 1, 2024	Between 1.06% and 3.77%
N. 17, of April 26, 2024	May 1, 2024	Between 0.61% and 1.66%
N. 36, of July 26, 2024	August 1, 2024	Between 4% and 6%
N. 51, of November 1, 2024	November 1, 2024	Between 0.54% and 0.77%

Schedule of Nominal Value and Present Value Portion to be Paid
Project	Period of the concession + extension (1)	Nominal value in Dec. 31,2024	Present value in Dec. 31,2024	Interest %	Updating indexer	Amounts paid in 2024	Amounts paid in 2023
Irapé	March 2006 to September 2037	42.7	22	100	IGPM	3.3	3.1
Queimado (Consortium)	January 2004 to June, 2034	9.1	5.4	82.5	IGPM	1	1

(1)

The term presented includes the extension of the concession grant for these plants under the terms of ReH 2,932, of September 14, 2021. During the period of the extension of the concession term, the generator will freely dispose of the energy from the undertaking, under the terms of Law 13,203/2015, with the other clauses unchanged for both contracts.